COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SUMMARY OF FUTURE COMMITMENTS AMOUNTS ON AN UNDISCOUNTED FOR ALL THE PLANNED EXPENDITURES

		Future commitments
	Nature of commitments	2022	2023	2024 and beyond
Citarum Block PSC
G&G studies	(c)	-	150,000	950,000
2D seismic	(c)	-	3,384,727	2,750000
3D seismic		-	-	2,100,000
Exploratory Well		-	-	30,000,000
Total commitments -Citarum Block PSC		$-	$3,534,727	$35,800,000
Kruh Block KSO
Operating lease commitments	(a)	$2,297,411	$3,640,269	$28,976,613
Production facility		-	980,000	1,300,000
G&G studies	(c)	-	200,000	1,100,000
2D seismic	(c)	613,817	613,817	-
3D seismic	(c)	613,817	613,817	-
Drilling and sand fracturing	(c)	6,000,000	9,000,000	9,000,000
Certification		-	250,000	-
Abandonment and Site Restoration	(b)	-	-	321,253
Total commitments - Kruh Block KSO		$9,525,045	$15,297,903	$40,697,866
Total Commitments		$9,525,045	$18,832,629	$76,497,865